Bridge Loan (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 CAD ($)
DisclosureOfBridgeLoanLineItems [Line Items]
Amended Bridge Loan	$ 3,123
Deferred tax impact	(57)
Impact on statement of financial position	3,066
Liability Component
DisclosureOfBridgeLoanLineItems [Line Items]
Amended Bridge Loan	2,912
Deferred tax impact	0
Impact on statement of financial position	2,912
Equity Component
DisclosureOfBridgeLoanLineItems [Line Items]
Amended Bridge Loan	211
Deferred tax impact	(57)
Impact on statement of financial position	$ 154